Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income

16         Financial assets at fair value through other comprehensive income

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Unlisted securities
— Equity securities (Note a)	5,000	5,000
Listed securities
— Treasury bills listed on the Hong Kong Stock
Exchange (Note b)	388,448	16,828
	393,448	21,828
(a)	On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000.
(b)	Changes in the carrying amounts of treasury bills were mainly due to redemption.